Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share Capital	$ 1,474,692	$ 1,474,692
Additional paid in Capital	217,357,729	$ 217,357,729
Argentine Central Bank
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	217,357,729
Legal reserve	5,194,789
Distributable reserves	316,357,520
Non distributable reserves	218,815
Profit for the year	51,460,139
Total Shareholder’s equity under the rules of the Argentine Central Bank	$ 609,344,871